Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Tortoise Energy Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (No Load)
Average Annual Return, Percent	[1]		25.86%	12.33%	3.80%
Tortoise Energy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions (No Load)
Average Annual Return, Percent	[1]		25.28%	11.84%	3.16%
Tortoise Energy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares (No Load)
Average Annual Return, Percent	[1]		15.63%	9.71%	2.71%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1],[2]		24.41%	15.56%	3.67%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%

[1]	Institutional Class shares of the Predecessor Fund commenced operations on December 27, 2010.
[2]	The Alerian MLP Index is a composite of energy Master Limited Partnerships.